Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
TALENTEC SDN. BHD. [Member]
Concentration of Credit Risk

13. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended January 31,
	2024	2025
Percentage of the Group’s total revenue
Customer A	*	16.14%
Customer B	11.92%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts receivable
Customer A	35.88%	36.11%
Customer C	25.35%	23.58%

13.	CONCENTRATION OF CREDIT RISK – Continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended January 31,
	2024	2025
Percentage of the Group’s purchase
Supplier A	69.65%	49.80%
Supplier B	*	10.44%
Supplier C	*	10.02%
Supplier D	30.70%	*
Supplier E	23.03%	*
Supplier F	15.31%	*
*	represents percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of July 31,	As of January 31,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts payable to
Supplier B	22.48%	36.72%
Supplier G	*	34.55%
Supplier A	*	*
Supplier D	38.40%	*
*	represents percentage less than 10%

14. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended July 31,
	2023	2024
Percentage of the Group’s total revenue
Customer A	-*	12.75%
Customer B	10.14%	11.36%
Customer C	*	10.30%
Customer D	16.10%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of July 31,
	2023	2024
Percentage of the Group’s accounts receivable
Customer A	16.68%	35.88%
Customer E	36.57%	25.35%
Customer F	10.90%	*

TALENTEC SDN. BHD. (formerly known as KE SDN. BHD.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2023 AND 2024

(In U.S. dollars, except share data)

14.	CONCENTRATION OF CREDIT RISK – Continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended July 30,
	2023	2024
Percentage of the Group’s purchase
Supplier A	52.50%	48.80%
Supplier B	23.72%	18.91%
Supplier C	*	17.59%
Supplier D	*	13.16%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of July 31,
	2023	2024
Percentage of the Group’s accounts payable to
Supplier A	43.66%	*
Supplier D	53.47%	38.40%
Supplier E	*	22.48%
*	represents percentage less than 10%